Commitments and contingencies	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies	10. Commitments and contingencies The Company did not have commitments and contingencies during the six months and year ended of June 30, 2016 and December 31, 2015.